CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net Loss	$ (13,877,363)	$ (47,366,729)	$ (36,846,061)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,772,121	3,769,273	3,005,008
Provision for allowance of doubtful accounts	240,658	359,252	4,104,458
Impairment loss of investment	248,140	0	500,032
Share-based compensation expense	3,716,319	5,337,041	3,662,485
Amortization of issuance cost and debt discounts related to convertible notes	5,647,358
Change in fair value of derivatives	(1,108,648)
Gain on disposal of property and equipment	(33,817)	(18,702)	(1,227)
Noncash lease expense	1,580,933
Share of loss in equity method investment	65,084
Changes in assets and liabilities:
Accounts receivable	6,993,094	524,312	(7,868,673)
Prepaid expenses and other current assets	1,397,809	(4,085,968)	(2,939,454)
Other non-current assets	177,780	(652,747)	280,438
Accounts payable	(48,466,953)	33,692,043	12,964,414
Accrued salary and benefits	(4,807,311)	2,802,408	1,089,969
Accrued expenses and other current liabilities	(2,178,255)	3,622,072	3,234,779
Operating lease liabilities	(1,839,838)
Deferred revenue	(2,429,459)	1,320,706	3,431,816
Other non-current liabilities	(141,341)	(154,719)	(282,263)
Net cash used in operating activities	(51,043,689)	(851,758)	(15,664,279)
Cash flows from investing activities:
Purchases of property and equipment and intangible assets	(1,464,575)	(2,919,854)	(4,760,874)
Proceeds from disposal of property and equipment	133	59,321	1,299
Purchases of short-term investments		(13,000,000)	(571,352)
Proceeds from maturity/sale of short-term investments		13,522,756
Purchases of long-term investments	(314,091)	(306,518)
Net cash used in investing activities	(1,778,533)	(2,644,295)	(5,330,927)
Cash flows from financing activities:
Proceeds from short-term borrowings	83,146,674	32,517,816	14,083,153
Repayment of short-term borrowings	(85,229,391)	(31,018,904)	(5,112,762)
Proceeds from issuance of ordinary shares upon exercise of options	81,339	304,259	326,503
Proceeds from issuance of convertible notes, net of debt discounts and issuance cost of US$2.8 million	27,175,000
Repayment of convertible notes	(4,181,918)
Proceeds from issuance of ordinary shares upon follow-on public offering	1,390,000
Cash paid to settle vested share options and restricted shares		(823,226)
Cash paid for issuance costs	(159,624)		(809,952)
Payment of share repurchase	(1,322,195)	(9,480,179)	(12,283,426)
Net cash (used in) provided by financing activities	20,899,885	(8,500,234)	(3,796,484)
Net decrease in cash, cash equivalents, and restricted cash	(31,922,337)	(11,996,287)	(24,791,690)
Cash, cash equivalents, and restricted cash at beginning of year	49,622,714	59,966,031	84,859,915
Effect of exchange rate changes on cash, cash equivalents and restricted cash	730,832	1,652,970	(102,194)
Cash, cash equivalents, and restricted cash at end of year	18,431,209	49,622,714	59,966,031
Supplemental disclosure of cash flow information:
Income taxes paid	51,970	7,087	1,714
Interest paid	721,276	588,533	134,991
Cash paid for amounts included in the measurement of operating lease liabilities	1,666,271
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	199,474
Supplemental disclosure of noncash investing and financing activities:
Purchases of property and equipment included in payables	54,814	$ 231,823	$ 310,865
Conversion of convertible notes into ordinary shares	17,473,045
Deemed dividend from issuance of convertible notes	1,368,866
Commitment fee paid to holders of convertible notes through issuance of treasury shares (see Note 10)	$ 329,150